Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Shareholders' Deficit
NOTE 7. SHAREHOLDERS’ DEFICIT
Preference Shares
—
The Company is authorized to issue
5,000,000
preference shares with a par
value
of $
0.0001
per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At September 30, 2023 and December 31, 2022, there were no
preference shares issued or outstanding.
Class
 A Ordinary Shares
— The Company is authorized to issue
500,000,000
shares of Class A ordinary shares with a par value of $
0.0001
per share. Holders of Class A ordinary shares are entitled to one
vote for each share. At September 30, 2023 and December 31, 2022, there were
4,646,574
and
30,945,072
shares of Class A ordinary shares subject to possible redemption, respectively, which are presented as temporary equity.
Class
 B Ordinary Shares
— The Company is authorized to issue
50,000,000
Class B ordinary shares with a par value of $
0.0001
per share. Holders of Class B ordinary shares are entitled to one
vote for each share. At September 30, 2023 and December 31, 2022, there were
7,736,268
shares of Class B ordinary shares issued and outstanding.
Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law; provided that only holders of Class B ordinary shares have the right to vote on the appointment of directors prior to the Company’s initial Business Combination. The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination on a one-for-one
basis
, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any
such

issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary
shares will equal, in the aggregate,
20
% of the sum of all ordinary shares issued and outstanding upon completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the
Company
).

NOTE 7. SHAREHOLDERS’ DEFICIT
Preference Shares —
The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2022 and 2021, there were no preference shares issued and outstanding.
DHC Class
 A Shares —
The Company is authorized to
issue 500,000,000
shares of DHC Class A Shares with a par value of $
0.0001
 per share. Holders of DHC Class A Shares are entitled to
one vote for each share. At December 31, 2022 and 2021, there were 30,945,072 shares of DHC Class A Shares subject to possible redemption, which are presented as temporary equity.
DHC Class
 B Shares —
The Company is authorized to
issue 50,000,000
DHC Class B Shares with a par value of $
0.0001
per share. Holders of DHC Class B Shares are entitled to
one vote for each share. At December 31, 2022 and 2021, there were 7,736,268 shares of DHC Class B Shares issued and outstanding.
Holders of DHC Class A Shares and DHC Class B Shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law; provided that only holders of DHC Class B Shares have the right to vote on the appointment of directors prior to the Company’s initial Business Combination. The DHC Class B Shares will automatically convert into DHC Class A Shares at the time of a Business Combination on
a
one-for-one
basis,

subject to adjustment. In the case that additional DHC Class A Shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which DHC Class B Shares shall convert into DHC Class A Shares will be adjusted (unless the holders of a majority of the issued and outstanding DHC Class B Shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of DHC Class A Shares issuable upon conversion of all DHC Class B Shares will equal, in the aggreg ate, 20%
of the sum of all ordinary shares issued and outstanding upon completion of the Initial Public Offering plus all DHC Class A Shares and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made
to the Company).